Annual Fund Operating Expenses - Class A C I R R6 T and W Shares - Voya Large-Cap Growth Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.96%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.96%
Class C
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.71%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.71%
Class I
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.66%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.66%
Class R
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.21%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.21%
Class R6
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.55%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.55%
Class T
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.96%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.96%
Class W
Operating Expenses:
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.71%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.71%

[1]	The adviser and distributor are contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40%, 0.80%, 1.15%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2021. In addition, the adviser is contractually obligated to further limit expenses to 1.04%, 1.79%, 0.66%, 1.29%, 0.58%, 1.04% and 0.79% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser and/or distributor within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.